Business Combination (Tables)	3 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Schedule of summarizes the Verde Clean Fuels common stock outstanding
	Shares	% of Common Stock
CENAQ Public Stockholders(a)	1,846,120	5.79%
Holdings(b)	23,300,000	73.14%
New PIPE Investors (excluding Holdings)(c)	2,400,000	7.53%
Sponsor and Anchor Investors(d)	1,078,125	3.39%
Sponsor Earn Out shares(e)	3,234,375	10.15%
Total Shares of Common Stock at Closing	31,858,620	100.00%
Earn Out Equity shares(f)	3,500,000
Total diluted shares at Closing (including shares above)(g)	35,358,620

(a)      CENAQ Public Stockholders holding 15,403,880 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. Excludes 189,750 Underwriters Forfeited Shares owned by Imperial Capital, LLC and I-Bankers Securities, Inc. that were forfeited as of Closing pursuant to the Underwriters Letter.

(b)      Includes (i) 22,500,000 shares of Class C common stock issued to Holdings at Closing, representing 100% of the shares of Class C common stock outstanding as of February 15, 2023, and (ii) 800,000 shares of Class A common stock acquired by Holdings in the PIPE Financing.

(d)      Includes 253,125 and 825,000 shares of Class A common stock issued to the Sponsor and Anchor Investors, respectively, upon conversion of a portion of their current Class B common stock at Closing.

(e)      Includes 3,234,375 shares of Class A common stock issued to the Sponsor that are subject to forfeiture pursuant to the Sponsor Letter. These shares will no longer be subject to forfeiture upon the occurrence of the Triggering Events. Excludes 2,475,000 shares of Class A common stock issuable upon the exercise of the Private Placement Warrants held by Sponsor.

(g)      Excludes 12,937,479 and 2,475,000 shares of Class A common stock issuable upon the exercise of the Public Warrants and Private Placement Warrants, respectively.